OTHER CURRENT LIABILITIES - Schedule of Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued expenses	$ 22,118	$ 20,686
Deferred charter revenue	31,771	32,963
Other current liabilities	1,328	1,673
Provisions	727	247
Total other current liabilities	$ 55,944	$ 55,569